Securitisations - Disclosure of transfers of financial assets that do not result in derecognition (Details) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Assets, carrying amount	£ 268,570	£ 200,367
Liabilities, carrying amount	(124,206)	(113,949)
Securitisation vehicles
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Assets, carrying amount	6,769	5,176
Assets, fair value	7,315	5,613
Liabilities, carrying amount	(2,336)	(1,433)
Liabilities, fair value	(2,303)	(1,356)
Credit cards, unsecured loans and other retail lending | Total loans and advances at amortised cost | Securitisation vehicles
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Assets, carrying amount	6,317	4,846
Assets, fair value	6,863	5,283
Liabilities, carrying amount	(2,336)	(1,433)
Liabilities, fair value	(2,303)	(1,356)
Mortgage Loans | Financial assets at FVTPL | Securitisation vehicles
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Assets, carrying amount	452	330
Assets, fair value	452	330
Liabilities, carrying amount	0	0
Liabilities, fair value	£ 0	£ 0